Operating Segments (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of segmental information
Revenues, Principally from Grants	$ 2,787,709	$ 312,491	$ 5,116,554	$ 1,845,123	$ 3,224,152	$ 3,144,620
Income/ (Loss) from Operations	(5,141,378)	(1,860,662)	(8,427,118)	(5,704,443)	(7,156,542)	(4,690,668)
Amortization and Depreciation Expense	61,468	58,100	183,960	171,666	230,071	230,630
Interest Income	428	652	1,041	1,438	1,960	6,202
Stock-Based Compensation	160,995	406,891	458,914	571,171	803,060	462,170
Identifiable Assets	6,272,942		6,272,942		8,265,455	4,705,104
Vaccines/BioDefense [Member]
Summary of segmental information
Revenues, Principally from Grants	2,729,854	264,920	4,928,284	1,683,265	3,003,822	2,919,677
Income/ (Loss) from Operations	545,728	(419,929)	949,032	(1,983,396)	(1,666,130)	(33,636)
Amortization and Depreciation Expense	9,922	28,316	29,666	83,951	37,981	38,589
Stock-Based Compensation	17,224	39,493	38,124	61,742	80,432	44,484
Identifiable Assets	1,566,050		1,566,050		1,870,414	628,494
BioTherapeutics [Member]
Summary of segmental information
Revenues, Principally from Grants	57,855	47,571	188,270	161,858	220,330	224,943
Income/ (Loss) from Operations	(4,855,765)	(1,080,436)	(6,541,832)	(2,068,703)	(3,069,998)	(2,203,721)
Amortization and Depreciation Expense	49,985	29,233	148,995	86,303	190,033	190,003
Stock-Based Compensation	33,118	158,142	142,374	205,083	250,431	84,020
Identifiable Assets	265,939		265,939		386,721	566,111
Corporate [Member]
Summary of segmental information
Income/ (Loss) from Operations	(831,341)	(360,297)	(2,834,318)	(1,652,344)	(2,420,414)	(2,453,311)
Amortization and Depreciation Expense	1,561	551	5,299	1,412	2,057	2,038
Interest Income	791,823	(4,699,194)	(202,662)	(5,347,984)	1,960	6,202
Stock-Based Compensation	110,653	209,256	278,416	304,346	472,197	333,666
Identifiable Assets	$ 4,440,953		$ 4,440,953		$ 6,008,320	$ 3,510,499